Significant Accounting Policies (Schedule Of Warranty Liability) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance, at January 1	$ 93,150	$ 198,938
Warranties issued during the year	32,038	20,250
Reduction due to expired warranties or claims during the year	(38,940)	(122,022)
Additions resulting from acquisitions	0	(4,484)
Reduction due to deconsolidation of a subsidiary	2,227	468
Balance, at December 31	$ 88,475	$ 93,150